Segment reporting (Tables)	6 Months Ended
Mar. 31, 2020
Segment reporting
Schedule of revenue by major product categories

	For the six months ended March 31,
	2020	2019
Shiitake Mushrooms	$7,346,174	$8,346,344
Mu Er	5,762,752	5,167,414
Other edible fungi and other agricultural products	471,857	874,429
Total	$13,580,782	$14,388,187

Schedule of revenue by Geographic information

	For the six months ended March 31,
	2020	2019
Revenue from China	$13,086,183	$12,887,262
Revenue from other countries	494,599	1,500,925
Total	$13,580,782	$14,388,187